Cover	Feb. 20, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 20, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41967
Entity Registrant Name	DT Cloud Acquisition Corporation
Entity Central Index Key	0001944212
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	30 Orange Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	WC2H 7HF
City Area Code	+44
Local Phone Number	7918725316
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units [Member]
Title of 12(b) Security	Units
Trading Symbol	DYCQU
Security Exchange Name	NASDAQ
Ordinary Shares [Member]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	DYCQ
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	DYCQR
Security Exchange Name	NASDAQ